SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Segment Results
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE THREE MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuity	Life	P&C	Corporate & Other	Total
Net premiums and other policy related revenues	$773	$193	$750	$—	$1,716
Other net investment income, including reinsurance funds withheld	924	110	128	35	1,197
Segment revenues	1,697	303	878	35	2,913
Policyholder benefits, net	(740)	(128)	(599)	—	(1,467)
Other insurance and reinsurance expenses	(562)	(38)	(118)	—	(718)
Operating expenses excluding transactions costs	(79)	(62)	(128)	(21)	(290)
Interest expense	—	—	—	(95)	(95)
Current income tax (expense) recovery	(46)	(12)	4	9	(45)
Segment DOE	$270	$63	$37	$(72)	$298
Depreciation expense					(34)
Deferred income tax recovery					343
Transaction costs					(137)
Net investments losses, including reinsurance funds withheld					(5)
Unrealized mark to market losses within insurance contracts					(196)
Net income					$269

FOR THE THREE MONTHS ENDED JUN. 30, 2023 US$ MILLIONS	Annuity	Life	P&C	Corporate & Other	Total
Net premiums and other policy related revenues	$508	$196	$498	$—	$1,202
Other net investment income, including reinsurance funds withheld	385	93	92	35	605
Segment revenues	893	289	590	35	1,807
Policyholder benefit, net	(542)	(151)	(424)	—	(1,117)
Other insurance and reinsurance expenses	(164)	(41)	(94)	—	(299)
Operating expenses excluding transactions costs	(34)	(56)	(71)	(9)	(170)
Interest expense	—	—	—	(60)	(60)
Current income tax expense	—	—	—	(1)	(1)
Segment DOE	$153	$41	$1	$(35)	$160
Depreciation expense					(5)
Deferred income tax expense					(11)
Transaction cost					(5)
Net investments gains, including reinsurance funds withheld					289
Unrealized mark to market losses within insurance contracts					(68)
Net income					$360

FOR THE SIX MONTHS ENDED JUN. 30, 2024 US$ MILLIONS	Annuity	Life	P&C	Corporate & Other	Total
Net premiums and other policy related revenues	$1,425	$393	$1,541	$—	$3,359
Other net investment income, including reinsurance funds withheld	1,387	221	231	83	1,922
Segment revenues	2,812	614	1,772	83	5,281
Policyholder benefit, net	(1,479)	(292)	(1,139)	—	(2,910)
Other insurance and reinsurance expenses	(742)	(71)	(243)	—	(1,056)
Operating expenses excluding transactions costs	(120)	(119)	(256)	(21)	(516)
Interest expense	—	—	—	(167)	(167)
Current income tax (expense) recovery	(46)	(12)	2	1	(55)
Segment DOE	$425	$120	$136	$(104)	$577
Depreciation expense					(56)
Deferred income tax recovery					328
Transaction costs					(149)
Net investments gains, including reinsurance funds withheld					178
Unrealized mark to market losses within insurance contracts					(272)
Net income					$606

FOR THE SIX MONTHS ENDED JUN. 30 2023 US$ MILLIONS	Annuity	Life	P&C	Corporate & Other	Total
Net premiums and other policy related revenues	$686	$396	$1,017	$—	$2,099
Other net investment income, including reinsurance funds withheld	696	180	130	75	1,081
Segment revenues	1,382	576	1,147	75	3,180
Policyholder benefits, net	(725)	(305)	(790)	—	(1,820)
Other insurance and reinsurance expenses	(309)	(77)	(208)	—	(594)
Operating expenses excluding transactions costs	(73)	(111)	(139)	(14)	(337)
Interest expense	—	—	—	(120)	(120)
Current income tax expense	—	—	—	(4)	(4)
Segment DOE	$275	$83	$10	$(63)	$305
Depreciation expense					(10)
Deferred income tax recovery					2
Transaction costs					(9)
Net investments gains, including reinsurance funds withheld					126
Unrealized mark to market losses within insurance contracts					(147)
Net income					$267
For the purpose of monitoring segment performance and allocating resources between segments, the CODM also monitors the assets, including investments accounted for using the equity method, liabilities and mezzanine and common equity attributable to each segment.

AS OF JUN. 30, 2024 US$ MILLIONS	Annuity	Life	P&C	Corporate & Other	Total
Assets	$104,419	$8,725	$13,478	$3,911	$130,533
Liabilities	96,813	6,564	10,027	5,363	118,767
Equity and other	7,606	2,161	3,451	(1,452)	11,766

AS OF DEC. 31, 2023 US$ MILLIONS	Annuity	Life	P&C	Corporate & Other	Total
Assets	$34,784	$9,101	$13,431	$4,327	$61,643
Liabilities	32,188	6,078	10,443	4,085	52,794
Equity and other	2,596	3,023	2,988	242	8,849